AST BLACKROCK 60/40 TARGET ALLOCATION ETF PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 99.9%
Exchange-Traded Funds**
iShares 10-20 Year Treasury Bond ETF(a)	33,084	$4,453,437
iShares Core S&P 500 ETF	126,630	57,450,764
iShares Core S&P Small-Cap ETF(a)	57,326	6,184,329
iShares Core Total USD Bond Market ETF	820,147	40,703,896
iShares ESG Aware MSCI USA ETF(a)	384,991	39,018,838
iShares Fallen Angels USD Bond ETF(a)	250,541	6,955,018
iShares Global Tech ETF	65,748	3,814,042
iShares GSCI Commodity Dynamic	201,304	8,062,225
iShares MSCI EAFE Growth ETF	92,275	8,883,314
iShares MSCI EAFE Value ETF	346,070	17,393,478
iShares MSCI USA Min Vol Factor ETF	48,266	3,743,994
iShares MSCI USA Value Factor ETF	34,993	3,659,218
iShares TIPS Bond ETF	48,158	5,999,042
iShares U.S. Energy ETF(a)	109,387	4,476,116
iShares U.S. Treasury Bond ETF	825,996	20,575,560
iShares, Inc. iShares ESG Aware MSCI EM ETF	186,011	6,832,184

Total Long-Term Investments (cost $215,461,209)		238,205,455
Short-Term Investments — 4.6%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	240,205	240,205
PGIM Institutional Money Market Fund (cost $10,721,060; includes $10,713,432 of cash collateral for securities on loan)(b)(wa)	10,731,044	10,721,387

Total Short-Term Investments (cost $10,961,265)		10,961,592

TOTAL INVESTMENTS—104.5% (cost $226,422,474)		249,167,047

Liabilities in excess of other assets — (4.5)%		(10,791,826)

Net Assets — 100.0%		$238,375,221

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EAFE	Europe, Australasia, Far East
EM	Emerging Markets
ESG	Environmental Social and Governance
ETF	Exchange-Traded Fund
GSCI	Goldman Sachs Commodity Index
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
TIPS	Treasury Inflation-Protected Securities

**	Investments are affiliated with the Subadvisor.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,457,548; cash collateral of $10,713,432 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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